Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Cartesian Growth Corporation
Entity Central Index Key	0001838615
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer